Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss)	$ 22.1	$ (292.8)	$ (193.0)